COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Sep. 30, 2025
COMMITMENTS AND CONTINGENCIES
Schedule of contractual obligations

The following table sets forth our contractual obligations as of September 30, 2025:

Contractual obligations (‘000)	Total	Less than 1 year	1 to 2 years	3 to 5 years
Short-term bank loans	7,950	7,950	—	—
Construction in progress	3,284	3,284	—	—
Total	11,234	11,234	—	—